Income Tax Expense - Summary of Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax expense	₺ (724,688)	₺ (570,509)	₺ (654,953)
Deferred income tax credit/(expense)	337,495	(215,121)	159,472
Total income tax expense	₺ (387,193)	₺ (785,630)	₺ (495,481)